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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-7986

                          The Alger Institutional Funds

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
             (Address of principal executive offices)     (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31


Date of reporting period: January 31, 2006

ITEM 1.  Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2006

         SHARES          COMMON STOCKS-94.8%                                               VALUE
         ------                                                                            -----
                         AEROSPACE & DEFENSE-.6%
         5,400           General Dynamics Corporation                                   $   628,344
                                                                                        -----------

                         BIOTECHNOLOGY-2.7%
        10,100           Amgen Inc. *                                                       736,189
        16,600           Gilead Sciences, Inc. *                                          1,010,442
        26,850           MedImmune, Inc. *                                                  916,122
                                                                                        -----------
                                                                                          2,662,753
                                                                                        -----------

                         CAPITAL MARKETS-2.8%
         8,100           Bear Stearns Companies Inc.                                      1,024,326
         7,650           Legg Mason, Inc.                                                   992,205
         9,800           Merrill Lynch & Co., Inc.                                          735,686
                                                                                        -----------
                                                                                          2,752,217
                                                                                        -----------

                         COMMUNICATION EQUIPMENT-5.2%
        90,800           Cisco Systems, Inc.*                                             1,686,156
        57,950           Corning Incorporated *                                           1,411,082
        42,800           Motorola, Inc.                                                     971,988
        21,550           QUALCOMM Inc.                                                    1,033,538
                                                                                        -----------
                                                                                          5,102,764
                                                                                        -----------

                         COMPUTERS & PERIPHERALS-7.8%
        45,800           Apple Computer, Inc.*                                            3,458,358
        83,300           Network Appliance, Inc. *                                        2,598,960
        57,050           Seagate Technology                                               1,487,864
                                                                                        -----------
                                                                                          7,545,182
                                                                                        -----------

                         DIVERSIFIED FINANCIAL SERVICES-1.7%
        14,500           Principal Financial Group (The)                                    683,820
        12,250           Prudential Financial, Inc.                                         922,915
                                                                                        -----------
                                                                                          1,606,735
                                                                                        -----------

                         DIVERSIFIED TELECOMMUNICATION SERVICES-1.5%
        23,800           ALLTEL Corporation                                               1,428,714
                                                                                        -----------

                         ELECTRIC UTILITIES-1.5%
        25,800           Exelon Corporation                                               1,481,436
                                                                                        -----------

                         ELECTRONICS-.8%
        47,150           Nintendo Co., Ltd. ADR#                                            810,065
                                                                                        -----------

                         ELECTRONIC EQUIPMENT & INSTRUMENTS-1.0%
        12,500           Emerson Electric Co.                                               968,125
                                                                                        -----------

                         ENERGY EQUIPMENT & SERVICES-5.7%
        23,250           BJ Services Company                                                941,392
         6,000           Nabors Industries Ltd.*                                            487,500
        20,350           National-Oilwell Varco Inc.*                                     1,548,025
        31,150           Transocean Inc.*                                                 2,527,823
                                                                                        -----------
                                                                                          5,504,740
                                                                                        -----------

                         FINANCIAL INFORMATION SERVICES-.9%
        27,900           Genworth Financial Inc. Cl. A                                      914,004
                                                                                        -----------

                         FINANCIAL SERVICES-1.4%
        89,150           Schwab (Charles) Corporation (The)                               1,318,529
                                                                                        -----------

                         FOOD PRODUCTS-.8%
        25,450           Archer-Daniels-Midland Company                                     801,675
                                                                                        -----------

                         HEALTH CARE EQUIPMENT & SUPPLIES-1.7%
        13,850           Medtronic, Inc.                                                    782,110
        18,250           St. Jude Medical, Inc.*                                            896,623
                                                                                        -----------
                                                                                          1,678,733
                                                                                        -----------

                         HEALTH CARE PROVIDERS & SERVICES-4.2%
        19,450           Caremark Rx, Inc.*                                                 958,885
        40,100           Humana Inc.*                                                     2,236,377
        17,300           Medco Health Solutions, Inc.*                                      935,930
                                                                                        -----------
                                                                                          4,131,192
                                                                                        -----------

                         HOTELS, RESTAURANTS & LEISURE-1.7%
        14,750           Carnival Corporation                                               763,460
        26,650           Starbucks Corporation*                                             844,805
                                                                                        -----------
                                                                                          1,608,265
                                                                                        -----------

                         HOUSEHOLD PRODUCTS-2.5%
        40,506           Procter & Gamble Company                                         2,399,170
                                                                                        -----------

                         INDUSTRIAL CONGLOMERATES-2.0%
        59,250           General Electric Company                                         1,940,437
                                                                                        -----------

                         INSURANCE-1.8%
        13,950           American International Group, Inc.                                 913,167
        28,850           Marsh & McLennan Companies, Inc.                                   876,751
                                                                                        -----------
                                                                                          1,789,918
                                                                                        -----------

                         INTERNET & CATALOG RETAIL-4.6%
        77,050           eBay Inc.*                                                       3,320,855
        41,800           Netflix  Inc.*                                                   1,151,590
                                                                                        -----------
                                                                                          4,472,445
                                                                                        -----------

                         INTERNET SOFTWARE & SERVICES-3.0%
         6,850           Google Inc. Cl. A*                                               2,967,762
                                                                                        -----------

                         MACHINERY-1.5%
        22,000           Caterpillar Inc.                                                 1,493,800
                                                                                        -----------

                         MEDIA-6.0%
        47,900           Disney (Walt) Company                                            1,212,349
        77,600           News Corporation Cl. A                                           1,222,976
       130,000           XM Satellite Radio Holdings Inc. Cl. A*                          3,403,400
                                                                                        -----------
                                                                                          5,838,725
                                                                                        -----------

                         METALS & MINING-9.8%
         9,700           Cameco Corporation                                                 767,076
        39,000           Companhia Vale do Rio Doce (CVRD) ADR*#                          1,999,530
        20,000           Freeport-McMoRan Copper & Gold, Inc.                             1,285,000
        11,900           Inco Limited                                                       610,232
        23,400           Newmont Mining Corporation                                       1,446,120
        23,650           Peabody Energy Corporation                                       2,353,411
         6,450           Phelps Dodge Corporation                                         1,035,225
                                                                                        -----------
                                                                                          9,496,594
                                                                                        -----------

                         OIL & GAS-4.2%
        13,600           Sasol  Ltd. ADR#                                                   553,520
        40,500           Talisman Energy Inc.                                             2,467,665
        17,500           Valero Energy Corporation                                        1,092,525
                                                                                        -----------
                                                                                          4,113,710
                                                                                        -----------

                         PHARMACEUTICALS-4.9%
        23,650           IVAX Corporation*                                                  735,988
        13,150           Novartis AG ADR#                                                   725,354
        49,850           Schering-Plough Corporation                                        954,628
         6,850           Sepracor Inc.*                                                     389,834
        23,100           Teva Pharmaceutical Industries Ltd. ADR#                           984,753
        20,800           Wyeth                                                              962,000
                                                                                        -----------
                                                                                          4,752,557
                                                                                        -----------

                         SAVINGS &  LOANS-1.0%
        14,250           Golden West Financial Corp                                       1,006,335
                                                                                        -----------

                         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.0%
        21,450           Broadcom Corporation Cl. A *                                     1,462,890
        56,400           Intel Corporation                                                1,199,628
        11,400           Marvell Technology Group Ltd.*                                     779,988
        51,150           Xilinx, Inc.                                                     1,440,384
                                                                                        -----------
                                                                                          4,882,890
                                                                                        -----------

                         SOFTWARE-3.4%
        34,000           Check Point Software Technologies Ltd.*                            735,760
        64,050           Microsoft Corporation                                            1,803,008
        40,250           Symantec Corporation*                                              739,795
                                                                                        -----------
                                                                                          3,278,563
                                                                                        -----------

                         SPECIALTY RETAIL-.9%
        22,400           Bed Bath & Beyond Inc.*                                            837,984
                                                                                        -----------

                         TOBACCO-2.2%
        29,600           Altria Group, Inc.                                               2,141,264
                                                                                        -----------

                         Total Common Stocks
                           (Cost $84,609,845)                                            92,355,627
                                                                                        -----------

      PRINCIPAL
        AMOUNT           SHORT-TERM INVESTMENTS-4.4%
      ---------
                         U.S. AGENCY OBLIGATIONS
    $4,270,000           Federal Home Loan Banks, 4.24%, 2/1/06
                            (Cost $4,270,000)                                             4,270,000
                                                                                        -----------


Total Investments
  (Cost $88,879,845)(a)                                                        99.2%     96,625,627
Other Assets in Excess of Liabilities                                           0.8         786,621
                                                                              -----     -----------
Net Assets                                                                    100.0%    $97,412,248
                                                                              =====     ===========


* Non-income producing security.

# American Depositary Receipts.

(a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $88,879,845, amounted to $7,745,782 which consisted of aggregate gross unrealized appreciation of $9,201,582 and aggregate gross unrealized depreciation of $1,455,800.

THE ALGER INSTITUTIONAL FUNDS
SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2006

         SHARES          COMMON STOCKS--90.6%                                              VALUE
         ------                                                                            -----
                         AEROSPACE & DEFENSE--2.7%
        49,750           BE Aerospace, Inc.*                                           $  1,045,745
        23,150           Esterline Technologies Corporation*                                957,716
        24,150           SI International Inc.*                                             734,401
                                                                                       ------------
                                                                                          2,737,862
                                                                                       ------------

                         AIRLINES--.9%
        55,200           AirTran Holdings, Inc.*                                            935,088
                                                                                       ------------

                         APPAREL--1.0%
        40,400           Gymboree Corp.                                                     995,456
                                                                                       ------------

                         AUTO COMPONETS--1.2%
        54,000           LKQ Corporation*                                                 1,214,460
                                                                                       ------------

                         BIOTECHNOLOGY--5.7%
        35,750           Alkermes, Inc. *                                                   870,155
        14,300           Cubist Pharmaceuticals, Inc.*                                      309,452
        14,400           Encysive Pharmaceuticals Inc.*                                     136,368
        35,300           Keryx Biopharmaceuticals, Inc. *                                   565,859
        67,250           Human Genome Sciences, Inc.*                                       739,750
        48,550           Medarex, Inc.*                                                     678,729
        12,100           Myogen, Inc.*                                                      451,572
        29,050           Theravance, Inc.*                                                  795,680
        32,550           Vertex Pharmaceuticals Incorporated*                             1,162,686
                                                                                       ------------
                                                                                          5,710,251
                                                                                       ------------

                         BUILDING & CONSTRUCTION--.1%
         2,700           H&E Equipment Services, Inc.*                                       62,370
                                                                                       ------------

                         BUSINESS SERVICES--.5%
        25,400           Macrovision Corp.*                                                 472,186
                                                                                       ------------

                         CAPITAL MARKETS--2.4%
        10,400           Affiliated Managers Group, Inc.*                                   965,120
        12,850           Greenhill & Co., Inc.                                              734,763
        13,400           National Financial Partners Corporation                            717,034
                                                                                       ------------
                                                                                          2,416,917
                                                                                       ------------

                         CHEMICALS--.7%
        22,950           Westlake Chemical Corporation                                      720,630
                                                                                       ------------

                         COMMERCIAL BANKS--1.6%
        23,750           Boston Private Financial Holdings, Inc.                            725,325
        30,300           Signature Bank*                                                    922,635
                                                                                       ------------
                                                                                          1,647,960
                                                                                       ------------

                         COMMERCIAL SERVICES & SUPPLIES--4.5%
        17,100           CoStar Group Inc.*                                                 855,000
        28,350           FTI  Consulting, Inc.*                                             766,867
        31,500           Gevity HR, Inc.                                                    864,675
        45,750           Navigant Consulting, Inc.*                                       1,039,440
        26,950           Universal Technical Institute Inc.*                                985,023
                                                                                       ------------
                                                                                          4,511,005
                                                                                       ------------

                         COMMUNICATION EQUIPMENT--1.4%
         7,075           F5 Networks, Inc.*                                                 457,753
        63,050           Powerwave Technologies, Inc.*                                      921,160
                                                                                       ------------
                                                                                          1,378,913
                                                                                       ------------

                         COMPUTERS & PERIPHERALS--.7%
        70,200           Mobility Electronics, Inc.*                                        735,696
                                                                                       ------------

                         COMPUTER SERVICES--1.0%
        38,650           Open Solutions Inc.*                                             1,004,514
                                                                                       ------------

                         COMPUTER TECHNOLOGY--.8%
        53,550           Secure Computing Corporation*                                      779,688
                                                                                       ------------

                         CONSTRUCTION & ENGINEERING--1.1%
        26,300           URS Corporation*                                                 1,125,114
                                                                                       ------------

                         ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
        19,800           Multi-Fineline Electronix, Inc.*                                 1,064,448
                                                                                       ------------

                         ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS--.3%
         9,450           Saifun Semiconductors Ltd.*                                        321,300
                                                                                       ------------

                         ENERGY EQUIPMENT & SERVICES--2.1%
        30,050           Hornbeck Offshore Services, Inc.*                                1,195,389
        39,500           Pioneer Drilling Company*                                          900,600
                                                                                       ------------
                                                                                          2,095,989
                                                                                       ------------

                         FINANCIAL INFORMATION SERVICES--1.0%
        18,850           GFI Group Inc.*                                                  1,029,021
                                                                                       ------------

                         FOOD & BEVERAGES--.9%
        40,800           Hain Celestial Group Inc. (The)*                                   951,048
                                                                                       ------------

                         FOREIGN SEA FREIGHT--.6%
        39,750           Genco Shipping & Trading Ltd.                                      642,758
                                                                                       ------------

                         HEALTH CARE EQUIPMENT & SUPPLIES--6.9%
        20,950           ArthroCare Corporation*                                            938,351
        15,050           Haemonetics Corporation*                                           782,600
        26,750           Hologic, Inc.*                                                   1,376,555
        46,050           Illumina, Inc.*                                                    987,312
         6,350           Intuitive Surgical, Inc.*                                          874,077
        23,600           Sybron Dental Specialties, Inc.*                                 1,005,360
        23,200           Ventana Medical Systems, Inc.*                                     935,888
                                                                                       ------------
                                                                                          6,900,143
                                                                                       ------------

                         HEALTH CARE PROVIDERS & SERVICES--5.8%
        35,900           Psychiatric Solutions, Inc.*                                     1,184,341
        24,800           Sierra Health Services, Inc.*                                      982,576
        29,100           Sunrise Senior Living Inc.*                                      1,057,785
        40,250           Symbion, Inc.*                                                     929,775
        27,400           VCA Antech, Inc.*                                                  758,158
        23,300           WellCare Health Plans Inc.*                                        942,019
                                                                                       ------------
                                                                                          5,854,654
                                                                                       ------------

                         HOTELS, RESTAURANTS & LEISURE--2.2%
        29,892           Applebee's International, Inc.                                     716,511
        29,950           Orient-Express Hotels Ltd. Cl. A.                                  966,786
        12,900           Red Robin Gourmet Burgers Inc.*                                    512,001
                                                                                       ------------
                                                                                          2,195,298
                                                                                       ------------

                         INSURANCE--1.8%
        27,700           Platinum Underwriters Holdings Ltd.                                849,005
        33,400           Ohio Casualty Corporation                                        1,006,676
                                                                                       ------------
                                                                                          1,855,681
                                                                                       ------------

                         INTERNET & CATALOG RETAIL--.8%
        38,100           Priceline.com Incorporated*                                        840,105
                                                                                       ------------

                         INTERNET SOFTWARE & SERVICES--6.0%
        60,100           Allscripts Healthcare Solutions, Inc.*                           1,058,361
        23,900           aQuantive, Inc.*                                                   621,639
        42,300           DealerTrack Holdings Inc.*                                         843,885
        55,550           Jupitermedia Corporation*                                          899,354
        43,600           Openwave Systems, Inc.*                                            940,016
        46,300           TNS Inc.*                                                          951,002
        31,050           WebEx Communications, Inc.*                                        753,894
                                                                                       ------------
                                                                                          6,068,151
                                                                                       ------------

                         IT SERVICES--1.0%
        37,750           Wright Express Corp.*                                              960,360
                                                                                       ------------

                         LEISURE & ENTERTAINMENT--.7%
        25,150           WMS Industries Inc.                                                658,678
                                                                                       ------------

                         LEISURE EQUIPMENT & PRODUCTS--.8%
        21,800           LIFE TIME FITNESS, Inc.*                                           841,262
                                                                                       ------------

                         MACHINERY--3.2%
        16,000           Actuant Corporation Cl. A                                          916,000
        19,550           Bucyrus International, Inc. Cl. A                                1,196,264
        20,050           Gardner Denver Inc.*                                             1,060,645
                                                                                       ------------
                                                                                          3,172,909
                                                                                       ------------

                         MANUFACTURING--.5%
        15,150           American Railcar Industries, Inc.*                                 452,667
                                                                                       ------------

                         MEDIA--2.7%
        10,750           Focus Media Holding Limited ADR*#                                  586,842
         8,250           Media General, Inc. Cl. A                                          394,763
        30,300           NeuStar, Inc. Cl. A*                                               879,003
        57,150           World Wrestling Entertainment, Inc. Cl. A                          837,248
                                                                                       ------------
                                                                                          2,697,856
                                                                                       ------------

                         METALS & MINING--.7%
       266,350           Paladin Resources Limited*                                         713,818
                                                                                       ------------

                         OIL & GAS--4.9%
        34,050           Carrizo  Oil & Gas, Inc.*                                          982,683
        25,200           Energy Partners, Ltd.*                                             707,364
        17,600           Giant Industries, Inc.*                                          1,230,064
        99,400           Grey Wolf, Inc.*                                                   874,720
        26,264           TODCO Cl. A*                                                     1,171,374
                                                                                       ------------
                                                                                          4,966,205
                                                                                       ------------

                         OIL AND GAS EXPLORATION SERVICES--.8%
        63,150           Petrobank Energy and Resources Ltd.*                               763,484
                                                                                       ------------

                         PHARMACEUTICALS--.8%
        43,400           Medicines Company*                                                 835,450
                                                                                       ------------

                         PHARMACEUTICAL PREPARATIONS--.9%
        20,400           Adams Respiratory Therapeutics, Inc.*                              880,872
                                                                                       ------------

                         RESTAURANTS--.9%
        40,800           McCormick & Schmick's Seafood Restaurants, Inc.*                   877,200
                                                                                       ------------

                         RETAIL--1.0%
        26,600           Phillips-Van Heusen Corporation                                    961,058
                                                                                       ------------

                         ROAD & RAIL--.8%
        19,750           Landstar Systems, Inc.                                             835,425
                                                                                       ------------

                         SEMICONDUCTOR CAPITAL EQUIPMENT--1.9%
        26,500           FormFactor Inc.*                                                   790,230
        32,350           SiRF Technology Holdings, Inc.*                                  1,089,871
                                                                                       ------------
                                                                                          1,880,101
                                                                                       ------------

                         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.0%
        29,000           ATMI, Inc.*                                                        974,400
        32,350           Microsemi Corporation*                                             984,734
        30,600           Tessera Technologies Inc.*                                         987,768
        41,600           Trident Microsystems, Inc.*                                      1,086,592
                                                                                       ------------
                                                                                          4,033,494
                                                                                       ------------

                         SPECIALTY RETAIL--1.6%
        22,850           AnnTaylor Stores Corporation*                                      761,362
        32,050           DSW Inc. Cl. A*                                                    856,697
                                                                                       ------------
                                                                                          1,618,059
                                                                                       ------------

                         SOFTWARE--3.3%
        20,675           Hyperion Solutions Corporation*                                    711,427
        65,050           Quest Software, Inc. *                                           1,030,392
        27,800           Take-Two Interactive Software, Inc.*                               440,908
        42,800           VeriFone Holdings Inc.*                                          1,092,256
                                                                                       ------------
                                                                                          3,274,983
                                                                                       ------------

                         TEXTILES, APPAREL & LUXURY GOODS--.5%
        32,300           Quiksilver,  Inc.*                                                 452,846
                                                                                       ------------

                         THRIFTS & MORTGAGE FINANCE--1.6%
        49,600           Brookline Bancorp, Inc.                                            743,504
        59,650           Flagstar Bancorp, Inc.                                             905,487
                                                                                       ------------
                                                                                          1,648,991
                                                                                       ------------

                         WIRELESS TELECOMMUNICATION SERVICES--2.2%
        62,650           SBA Communications Corporation Cl. A*                            1,368,902
        84,850           UbiquiTel Inc.*                                                    830,682
                                                                                       ------------
                                                                                          2,199,584
                                                                                       ------------

                         Total Common Stocks
                              (Cost $73,189,914)                                         90,992,008
                                                                                       ------------

      PRINCIPAL
       AMOUNT            SHORT-TERM INVESTMENTS--5.5%
      ---------
                         U.S. AGENCY OBLIGATIONS
    $5,490,000           Federal Home Loan Banks, 4.24%, 2/1/06
                              (Cost $5,490,000)                                           5,490,000
                                                                                       ------------


Total Investments
    (Cost $78,679,914)(a)                                                    96.1%       96,482,008
Other Assets in Excess of Liabilities                                         3.9         3,937,331
                                                                            -----      ------------
Net Assets                                                                  100.0%     $100,419,339
                                                                            =====      ============


 * Non-income producing security.

 #  American Depositary Receipts.

(a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $78,679,914 amounted to $17,802,094 which consisted of aggregate gross unrealized appreciation of $18,754,696 and aggregate gross unrealized depreciation of $952,602.

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2006

         SHARES          COMMON STOCKS--93.8%                                              VALUE
         ------                                                                            -----
                         AEROSPACE & DEFENSE--3.2%
       604,100           BE Aerospace, Inc.*                                          $  12,698,182
       366,175           L-3 Communications Holdings, Inc.                               29,667,498
                                                                                      -------------
                                                                                         42,365,680
                                                                                      -------------

                         BEVERAGES--.5%
        71,200           Hansen Natural Corporation*                                      6,251,360
                                                                                      -------------

                         BIOTECHNOLOGY--1.0%
       288,700           Charles River Laboratories International, Inc.*                 13,317,731
                                                                                      -------------

                         CAPITAL MARKETS--5.1%
       324,580           Affiliated Managers Group, Inc.*                                30,121,024
       104,700           Legg Mason, Inc.                                                13,579,590
       461,500           National Financial Partners Corporation                         24,694,865
                                                                                      -------------
                                                                                         68,395,479
                                                                                      -------------

                         COMMERCIAL SERVICES & SUPPLIES--5.0%
     1,032,900           Net 1 UEPS Technologies, Inc.*                                  31,152,264
       518,800           Traffic.com, Inc.*                                               6,225,600
       711,600           West Corporation*                                               29,054,628
                                                                                      -------------
                                                                                         66,432,492
                                                                                      -------------

                         COMPUTERS & PERIPHERALS--6.4%
       277,450           Apple Computer, Inc.*                                           20,950,249
       189,200           M-Systems Flash Disk Pioneers Ltd.*                              5,483,016
     1,030,300           Network Appliance, Inc. *                                       32,145,360
     1,246,700           Western Digital Corporation*                                    27,252,862
                                                                                      -------------
                                                                                         85,831,487
                                                                                      -------------

                         COMPUTER SERVICES--.2%
        80,500           IHS Inc. Cl. A*                                                  1,952,930
                                                                                      -------------

                         ELECTRIC AND ELECTRONIC EQUIPMENT--.7%
       237,000           Roper Industries, Inc.                                           9,562,950
                                                                                      -------------

                         ELECTRONICS--1.1%
       854,900           Nintendo Co., Ltd. ADR#                                         14,687,695
                                                                                      -------------

                         ENERGY EQUIPMENT & SERVICES--7.9%
       786,900           BJ Services Company                                             31,861,581
       412,000           Diamond Offshore Drilling Inc.                                  34,966,440
       505,050           National-Oilwell Varco Inc.*                                    38,419,153
                                                                                      -------------
                                                                                        105,247,174
                                                                                      -------------

                         ENGINEERING--2.8
       450,700           Jacobs Engineering Group Inc.*                                  37,574,859
                                                                                      -------------

                         FINANCIAL INFORMATION SERVICES--.8%
       192,800           GFI Group Inc.*                                                 10,524,952
                                                                                      -------------

                         FINANCIAL SERVICES--2.5%
     1,477,600           Hudson City Bancorp Inc.                                        18,351,792
       409,700           International  Securities Exchange, Inc.*                       15,220,355
                                                                                      -------------
                                                                                         33,572,147
                                                                                      -------------

                         HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
       111,500           ArthroCare Corporation*                                          4,994,085
       194,600           Hologic, Inc.*                                                  10,014,116
        76,100           Intuitive Surgical, Inc.*                                       10,475,165
       422,200           Mentor Corporation                                              18,999,000
       442,200           Thoratec Corporation*                                           11,187,660
                                                                                      -------------
                                                                                         55,670,026
                                                                                      -------------

                         HEALTH CARE PROVIDERS & SERVICES--9.1%
       424,800           DaVita, Inc.*                                                   23,257,800
       231,700           Health Net Inc.*                                                11,439,029
       202,500           Medco Health Solutions, Inc.*                                   10,955,250
       482,700           Humana Inc.*                                                    26,920,179
       782,800           Psychiatric Solutions, Inc.*                                    25,824,572
       173,500           Sierra Health Services, Inc.*                                    6,874,070
       402,400           WellCare Health Plans Inc.*                                     16,269,032
                                                                                      -------------
                                                                                        121,539,932
                                                                                      -------------

                         HOTELS, RESTAURANTS & LEISURE--1.4%
        21,600           Kerzner International Limited*                                   1,409,184
       513,700           Orient-Express Hotels Ltd. Cl. A.                               16,582,236
                                                                                      -------------
                                                                                         17,991,420
                                                                                      -------------

                         HOUSEHOLD DURABLES--1.2%
       260,400           Garmin Ltd.                                                     16,199,484
                                                                                      -------------

                         INFORMATION TECHNOLOGY  SERVICES--.8%
     1,551,400           Sapient Corporation*                                            10,239,240
                                                                                      -------------

                         INSURANCE--2.5%
       518,500           Endurance Specialty Holdings Limited                            17,074,205
       471,800           Willis Group Holdings Limited                                   16,376,178
                                                                                      -------------
                                                                                         33,450,383
                                                                                      -------------

                         INTERNET & CATALOG RETAIL--2.5%
     1,206,217           Netflix  Inc.*                                                  33,231,278
                                                                                      -------------

                         INTERNET SOFTWARE & SERVICES--1.5%
       429,282           DealerTrack Holdings Inc.*                                       8,564,176
       462,300           WebEx Communications, Inc.*                                     11,224,644
                                                                                      -------------
                                                                                         19,788,820
                                                                                      -------------

                         IT SERVICES--.8
       397,700           Wright Express Corp.*                                           10,117,488
                                                                                      -------------

                         MACHINERY--2.0%
       385,100           Terex Corporation*                                              27,149,550
                                                                                      -------------

                         MACHINERY - OIL WELL EQUIPMENT & SERVICES--.5%
       179,550           Patterson-UTI Energy, Inc.                                       6,754,671
                                                                                      -------------

                         MANUFACTURING--1.9%
     1,092,900           American Power Conversion Corp.                                 25,901,730
                                                                                      -------------

                         MEDIA--4.7%
        72,000           Focus Media Holding Limited ADR*#                                3,930,480
       415,100           NeuStar, Inc. Cl. A*                                            12,042,051
       312,000           Univision Communications Inc. Cl. A*                             9,934,080
     1,384,650           XM Satellite Radio Holdings Inc. Cl. A*                         36,250,137
                                                                                      -------------
                                                                                         62,156,748
                                                                                      -------------

                         METALS & MINING--6.8%
       135,300           Cameco Corporation                                              10,699,524
       300,300           Freeport-McMoRan Copper & Gold, Inc.                            19,294,275
       305,000           Inco Limited                                                    15,640,400
     1,866,700           Paladin Resources Limited*                                       5,002,756
       403,500           Peabody Energy Corporation                                      40,152,285
                                                                                      -------------
                                                                                         90,789,240
                                                                                      -------------

                         OIL & GAS--2.2%
       484,450           Talisman Energy Inc.                                            29,517,539
                                                                                      -------------

                         PHARMACEUTICALS--1.5%
       344,350           Sepracor Inc.*                                                  19,596,959
                                                                                      -------------

                         PHARMACEUTICAL PREPARATIONS--.4%
       136,400           Adams Respiratory Therapeutics, Inc.*                            5,889,752
                                                                                      -------------

                         SEMICONDUCTOR CAPITAL EQUIPMENT--1.2%
        48,900           FormFactor Inc.*                                                 1,458,198
       423,440           SiRF Technology Holdings, Inc.*                                 14,265,694
                                                                                      -------------
                                                                                         15,723,892
                                                                                      -------------

                         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.6%
       286,100           Broadcom Corporation Cl. A *                                    19,512,020
       388,600           Cypress Semiconductor Corporation*                               6,578,998
       679,900           Micron Technology, Inc.*                                         9,980,932
       465,900           Photronics, Inc.*                                                8,404,836
       543,250           Tessera Technologies Inc.*                                      17,536,110
       462,200           Xilinx, Inc.                                                    13,015,552
                                                                                      -------------
                                                                                         75,028,448
                                                                                      -------------

                         SOFTWARE--1.7%
       454,600           Check Point Software Technologies Ltd.*                          9,837,544
       522,800           VeriFone Holdings Inc.*                                         13,341,856
                                                                                      -------------
                                                                                         23,179,400
                                                                                      -------------

                         SPECIALTY RETAIL--1.4%
       476,693           Gamestop Corp. Cl. A*                                           19,215,495
                                                                                      -------------

                         TEXTILES, APPAREL & LUXURY GOODS--1.2%
       312,900           Coach, Inc.*                                                    11,248,755
       318,500           Quiksilver,  Inc.*                                               4,465,370
                                                                                      -------------
                                                                                         15,714,125
                                                                                      -------------

                         WIRELESS TELECOMMUNICATION SERVICES--1.5%
       401,400           NII Holdings Inc. Cl. B*                                        19,853,244
                                                                                      -------------

                         Total Common Stocks
                              (Cost $1,071,406,219)                                   1,250,415,800
                                                                                      -------------

      PRINCIPAL
        AMOUNT           SHORT-TERM INVESTMENTS--10.2%
      ---------
                         U.S. AGENCY OBLIGATIONS
  $135,426,000           Federal Home Loan Banks, 4.24%, 2/1/06
                              (Cost $135,426,000)                                       135,426,000
                                                                                      -------------


Total Investments
     (Cost $1,206,832,219)(a)                                                104.0%   1,385,841,800
Liabilities in Excess of Other Assets                                         (4.0)     (52,843,714)
                                                                             -----    -------------
Net Assets                                                                   100.0%   1,332,998,086
                                                                             =====    =============


 * Non-income producing security.

 #  American Depositary Receipts.

(a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,206,832,219 amounted to $179,009,581 which consisted of aggregate gross unrealized appreciation of $192,527,165 and aggregate gross unrealized depreciation of $13,517,584.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2006

         SHARES          COMMON STOCKS-97.3%                                               VALUE
         ------                                                                            -----
                         AEROSPACE & DEFENSE-1.9%
        59,600           BE Aerospace, Inc.*                                           $  1,252,792
        30,400           United Technologies Corporation                                  1,774,448
                                                                                       ------------
                                                                                          3,027,240
                                                                                       ------------

                         AIR FREIGHT & LOGISTICS-1.6%
        24,300           UTI Worldwide, Inc.                                              2,544,939
                                                                                       ------------

                         BIOTECHNOLOGY-4.3%
        12,700           Amgen Inc.*                                                        925,703
        17,100           Genentech, Inc.*                                                 1,469,232
        19,300           Gilead Sciences, Inc.*                                           1,174,791
        30,900           ImClone Systems Incorporated *                                   1,113,327
        13,500           MedImmune, Inc.*                                                   460,620
        47,900           Vertex Pharmaceuticals Incorporated *                            1,710,988
                                                                                       ------------
                                                                                          6,854,661
                                                                                       ------------

                         CAPITAL MARKETS-2.3%
        19,800           Bear Stearns Companies Inc.                                      2,503,908
         8,300           Goldman Sachs Group, Inc.                                        1,172,375
                                                                                       ------------
                                                                                          3,676,283
                                                                                       ------------

                         CHEMICALS-.8%
        28,400           Lubrizol Corporation                                             1,299,016
                                                                                       ------------

                         COMMERCIAL SERVICES & SUPPLIES-.8%
        25,200           Net 1 UEPS Technologies, Inc.*                                     760,032
        44,000           Traffic.com, Inc.*                                                 528,000
                                                                                       ------------
                                                                                          1,288,032
                                                                                       ------------

                         COMMUNICATION EQUIPMENT-1.7%
        49,500           Motorola, Inc.                                                   1,124,145
        34,350           QUALCOMM Inc.                                                    1,647,426
                                                                                       ------------
                                                                                          2,771,571
                                                                                       ------------

                         COMMUNICATION TECHNOLOGY-1.4%
        83,300           Nextel Partners, Inc. Cl. A *                                    2,331,567
                                                                                       ------------

                         COMPUTERS & PERIPHERALS-5.3%
        17,400           Apple Computer, Inc.*                                            1,313,874
       136,000           EMC Corporation *                                                1,822,400
        61,500           Network Appliance, Inc.*                                         1,918,800
        11,100           SanDisk Corporation *                                              747,696
        73,600           Seagate Technology                                               1,919,488
        24,000           Synaptics Incorporated*                                            660,480
                                                                                       ------------
                                                                                          8,382,738
                                                                                       ------------

                         ELECTRIC AND ELECTRONIC EQUIPMENT-.5%
        17,900           Roper Industries, Inc.                                             722,265
                                                                                       ------------

                         ELECTRONIC EQUIPMENT & INSTRUMENTS-.7%
        21,800           Multi-Fineline Electronix, Inc. *                                1,171,968
                                                                                       ------------

                         ENERGY EQUIPMENT & SERVICES-2.1%
        37,300           National-Oilwell Varco Inc.*                                     2,837,411
         4,300           Schlumberger Limited                                               548,035
                                                                                       ------------
                                                                                          3,385,446
                                                                                       ------------

                         FINANCIAL INFORMATION SERVICES-1.0%
        50,000           Genworth Financial Inc. Cl. A                                    1,638,000
                                                                                       ------------

                         FINANCIAL SERVICES-1.7%
        95,700           Hudson City Bancorp Inc.                                         1,188,594
        40,900           International  Securities Exchange, Inc.*                        1,519,435
                                                                                       ------------
                                                                                          2,708,029
                                                                                       ------------

                         FOOD & STAPLES RETAILING-3.1%
       122,300           CVS Corporation                                                  3,395,048
        34,200           Wal-Mart Stores, Inc.                                            1,576,962
                                                                                       ------------
                                                                                          4,972,010
                                                                                       ------------

                         FREIGHT & LOGISTICS-1.0%
        15,800           FedEx Corp.                                                      1,598,170
                                                                                       ------------

                         HEALTH CARE EQUIPMENT & SUPPLIES-2.7%
        35,000           Hologic, Inc.*                                                   1,801,100
        23,600           Medtronic, Inc.                                                  1,332,692
        22,200           St. Jude Medical, Inc.*                                          1,090,686
                                                                                       ------------
                                                                                          4,224,478
                                                                                       ------------

                         HEALTH CARE PROVIDERS & SERVICES-2.6%
        26,800           Caremark Rx, Inc.*                                               1,321,240
        24,900           Humana Inc.*                                                    1,388,673
        23,760           UnitedHealth Group Incorporated                                  1,411,819
                                                                                       ------------
                                                                                          4,121,732
                                                                                       ------------

                         HOTELS, RESTAURANTS & LEISURE-6.9%
        21,100           Carnival Corporation                                             1,092,136
       232,000           GTECH Holdings Corporation                                       7,753,440
        26,500           Orient-Express Hotels Ltd. Cl. A.                                  855,420
        39,900           Penn National Gaming, Inc.*                                      1,280,790
                                                                                       ------------
                                                                                         10,981,786
                                                                                       ------------

                         HOUSEHOLD PRODUCTS-2.5%
        67,102           Procter & Gamble Company                                         3,974,451
                                                                                       ------------

                         INDUSTRIAL CONGLOMERATES-1.7%
        76,900           General Electric Company                                         2,518,475
         9,100           Tyco International Ltd.                                            237,055
                                                                                       ------------
                                                                                          2,755,530
                                                                                       ------------

                         INSURANCE-1.7%
        17,100           American International Group, Inc.                               1,119,366
        49,800           Endurance Specialty Holdings Limited                             1,639,914
                                                                                       ------------
                                                                                          2,759,280
                                                                                       ------------

                         INTERNET & CATALOG RETAIL-1.4%
        50,900           eBay Inc.*                                                       2,193,790
                                                                                       ------------

                         INTERNET SOFTWARE & SERVICES-4.5%
        35,400           DealerTrack Holdings Inc.*                                         706,230
         9,900           Google Inc. Cl. A*                                               4,289,175
        91,000           Openwave Systems, Inc.*                                          1,961,960
         4,000           Yahoo! Inc. *                                                      137,360
                                                                                       ------------
                                                                                          7,094,725
                                                                                       ------------

                         IT SERVICES-.6%
        38,700           Wright Express Corp.*                                              984,528
                                                                                       ------------

                         LEISURE & ENTERTAINMENT-.4%
        21,500           CBS Corporation Cl. B                                              561,795
                                                                                       ------------

                         MACHINERY-2.1%
        22,400           Caterpillar Inc.                                                 1,520,960
        25,600           Terex Corporation *                                              1,804,800
                                                                                       ------------
                                                                                          3,325,760
                                                                                       ------------

                         MACHINERY - OIL WELL EQUIPMENT & SERVICES-1.2%
        50,400           Patterson-UTI Energy, Inc.                                       1,896,048
                                                                                       ------------

                         MANUFACTURING-1.0%
        63,700           American Power Conversion Corp.                                  1,509,690
                                                                                       ------------

                         MEDIA-4.0%
        52,400           Disney (Walt) Company                                            1,326,244
        22,000           Focus Media Holding Limited ADR*#                                1,200,980
        26,600           NeuStar, Inc. Cl. A *                                              771,666
        91,000           Time Warner Inc.                                                 1,595,230
         100             Viacom Inc. Cl. B New *                                              4,148
        57,600           XM Satellite Radio Holdings Inc. Cl. A *                         1,507,968
                                                                                       ------------
                                                                                          6,406,236
                                                                                       ------------

                         METALS & MINING-3.4%
        4,900            Inco Limited                                                       251,272
       424,600           Paladin Resources Limited *                                      1,137,928
        32,300           Peabody Energy Corporation                                       3,214,173
        4,600            Phelps Dodge Corporation                                           738,300
                                                                                       ------------
                                                                                          5,341,673
                                                                                       ------------

                         MULTILINE RETAIL-.5%
        11,000           Federated Department Stores, Inc.                                  732,930
                                                                                       ------------

                         OIL & GAS-5.9%
        71,300           Exxon Mobil Corporation                                          4,474,075
        51,300           Talisman Energy Inc.                                             3,125,709
        28,100           Valero Energy Corporation                                        1,754,283
                                                                                       ------------
                                                                                          9,354,067
                                                                                       ------------

                         PHARMACEUTICALS-4.4%
        73,575           IVAX Corporation *                                               2,289,654
        18,900           Johnson & Johnson                                                1,087,506
        33,800           Novartis AG ADR#                                                 1,864,408
        17,200           Sanofi-Aventis ADR#                                                791,200
        18,100           Sepracor Inc.*                                                   1,030,071
                                                                                       ------------
                                                                                          7,062,839
                                                                                       ------------

                         PHARMACEUTICAL PREPARATIONS-1.6%
        57,500           Adams Respiratory Therapeutics, Inc.*                            2,482,850
                                                                                       ------------

                         ROAD & RAIL-.4%
        8,800            Burlington Northern Santa Fe Corporation                           705,056
                                                                                       ------------

                         SAVINGS &  LOANS-.8%
        17,500           Golden West Financial Corp.                                      1,235,850
                                                                                       ------------

                         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.6%
        37,200           Advanced Micro Devices, Inc.*                                    1,557,192
       217,100           Applied Micro Circuits Corporation *                               714,259
         1,800           ATMI, Inc.*                                                         60,480
        25,100           Broadcom Corporation Cl. A *                                     1,711,820
        25,000           Marvell Technology Group Ltd.*                                   1,710,500
        69,700           Tessera Technologies Inc.*                                       2,249,916
        33,200           Trident Microsystems, Inc.*                                        867,184
                                                                                       ------------
                                                                                          8,871,351
                                                                                       ------------

                         SPECIALTY RETAIL-1.9%
        33,200           Abercrombie & Fitch Co. Cl. A                                    2,204,148
        31,400           PETsMART, Inc.                                                     786,884
                                                                                       ------------
                                                                                          2,991,032
                                                                                       ------------

                         SOFTWARE-5.1%
       162,600           Microsoft Corporation                                            4,577,190
        58,100           Oracle Corporation*                                                730,317
       108,750           VeriFone Holdings Inc.*                                          2,775,300
                                                                                       ------------
                                                                                          8,082,807
                                                                                       ------------

                         TOBACCO-1.9%
        42,300           Altria Group, Inc.                                               3,059,982
                                                                                       ------------

                         WIRELESS TELECOMMUNICATION SERVICES-2.3%
        11,900           America Movil S.A. de C.V. Series L  ADR#                          401,387
        45,069           American Tower Corporation Cl. A*                                1,394,435
        36,900           NII Holdings Inc. Cl. B *                                        1,825,074
                                                                                       ------------
                                                                                          3,620,896
                                                                                       ------------

                         Total Common Stocks
                          (Cost $131,975,490)                                           154,703,097
                                                                                       ------------

Total Investments
 (Cost $131,975,490)(a)                                                        97.3%    154,703,097
Other Assets in Excess of Liabilities                                           2.7       4,230,637
                                                                              -----    ------------
Net Assets                                                                    100.0%   $158,933,734
                                                                              =====    ============


* Non-income producing security.

# American Depositary Receipts.

(a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $131,975,490 amounted to $22,727,607 which consisted of aggragate gross unrealized appreciation of $24,023,455 and aggregate gross unrealized depreciation of $1,295,848 .

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2006

         SHARES          COMMON STOCKS-61.4%                                               VALUE
         ------                                                                            -----
                         AEROSPACE & DEFENSE-.5%
            75           General Dynamics Corporation                                    $    8,727
                                                                                         ----------

                         BIOTECHNOLOGY-1.8%
           130           Amgen Inc.*                                                          9,476
           220           Gilead Sciences, Inc. *                                             13,391
           350           MedImmune, Inc.*                                                    11,942
                                                                                         ----------
                                                                                             34,809
                                                                                         ----------

                         CAPITAL MARKETS-1.9%
           105           Bear Stearns Companies Inc.                                         13,278
           100           Legg Mason, Inc.                                                    12,970
           125           Merrill Lynch & Co., Inc.                                            9,384
                                                                                         ----------
                                                                                             35,632
                                                                                         ----------

                         COMMUNICATION EQUIPMENT-3.4%
         1,160           Cisco Systems, Inc.*                                                21,541
           730           Corning Incorporated*                                               17,775
           540           Motorola, Inc.                                                      12,263
           280           QUALCOMM Inc.                                                       13,429
                                                                                         ----------
                                                                                             65,008
                                                                                         ----------

                         COMPUTERS & PERIPHERALS-5.1%
           590           Apple Computer, Inc.*                                               44,551
           720           Seagate Technology                                                  18,778
         1,080           Network Appliance, Inc. *                                           33,696
                                                                                         ----------
                                                                                             97,025
                                                                                         ----------

                         DIVERSIFIED FINANCIAL SERVICES-1.1%
           180           Principal Financial Group (The)                                      8,489
           160           Prudential Financial, Inc.                                          12,054
                                                                                         ----------
                                                                                             20,543
                                                                                         ----------

                         DIVERSIFIED TELECOMMUNICATION SERVICES-1.0%
           310           ALLTEL Corporation                                                  18,609
                                                                                         ----------

                         ELECTRIC UTILITIES-1.0%
           325           Exelon Corporation                                                  18,661
                                                                                         ----------

                         ELECTRONICS-.5%
           610           Nintendo Co., Ltd. ADR#                                             10,480
                                                                                         ----------

                         ELECTRONIC EQUIPMENT & INSTRUMENTS-.6%
           155           Emerson Electric Co.                                                12,005
                                                                                         ----------

                         ENERGY EQUIPMENT & SERVICES-3.6%
           295           BJ Services Company                                                 11,945
            75           Nabors Industries Ltd.*                                              6,094
           255           National-Oilwell Varco Inc.*                                        19,398
           390           Transocean Inc.*                                                    31,649
                                                                                         ----------
                                                                                             69,086
                                                                                         ----------

                         FINANCIAL INFORMATION SERVICES-.6%
           360           Genworth Financial Inc. Cl. A                                       11,794
                                                                                         ----------

                         FINANCIAL SERVICES-.9%
         1,170           Schwab (Charles) Corporation (The)                                  17,304
                                                                                         ----------

                         FOOD PRODUCTS-.5%
           320           Archer-Daniels-Midland Company                                      10,080
                                                                                         ----------

                         HEALTH CARE EQUIPMENT & SUPPLIES-1.1%
           175           Medtronic, Inc.                                                      9,882
           230           St. Jude Medical, Inc.*                                             11,300
                                                                                         ----------
                                                                                             21,182
                                                                                         ----------

                         HEALTH CARE PROVIDERS & SERVICES-2.8%
           250           Caremark Rx, Inc.*                                                  12,325
           520           Humana Inc.*                                                        29,000
           225           Medco Health Solutions, Inc.*                                       12,172
                                                                                         ----------
                                                                                             53,497
                                                                                         ----------

                         HOTELS, RESTAURANTS & LEISURE-1.1%
           185           Carnival Corporation                                                 9,576
           345           Starbucks Corporation*                                              10,937
                                                                                         ----------
                                                                                             20,513
                                                                                         ----------

                         HOUSEHOLD PRODUCTS-1.6%
           521           Procter & Gamble Company                                            30,859
                                                                                         ----------

                         INDUSTRIAL CONGLOMERATES-1.3%
           745           General Electric Company                                            24,399
                                                                                         ----------

                         INSURANCE-1.2%
           175           American International Group, Inc.                                  11,455
           370           Marsh & McLennan Companies, Inc.                                    11,244
                                                                                         ----------
                                                                                             22,699
                                                                                         ----------

                         INTERNET & CATALOG RETAIL-2.9%
           970           eBay Inc.*                                                          41,807
           525           Netflix  Inc.*                                                      14,464
                                                                                         ----------
                                                                                             56,271
                                                                                         ----------

                         INTERNET SOFTWARE & SERVICES-1.9%
            85           Google Inc. Cl. A*                                                  36,826
                                                                                         ----------

                         MACHINERY-1.0%
           285           Caterpillar Inc.                                                    19,352
                                                                                         ----------

                         MEDIA-4.0%
           605           Disney (Walt) Company                                               15,313
           980           News Corporation Cl. A                                              15,445
         1,720           XM Satellite Radio Holdings Inc. Cl. A*                             45,030
                                                                                         ----------
                                                                                             75,788
                                                                                         ----------

                         METALS & MINING-6.3%
           125           Cameco Corporation                                                   9,885
           490           Companhia Vale do Rio Doce (CVRD) ADR*#                             25,122
           245           Freeport-McMoRan Copper & Gold, Inc.                                15,741
           155           Inco Limited                                                         7,948
           295           Newmont Mining Corporation                                          18,231
           300           Peabody Energy Corporation                                          29,853
            85           Phelps Dodge Corporation                                            13,642
                                                                                         ----------
                                                                                            120,422
                                                                                         ----------

                         OIL & GAS-2.7%
           175           Sasol  Ltd. ADR#                                                     7,122
           510           Talisman Energy Inc.                                                31,074
           220           Valero Energy Corporation                                           13,735
                                                                                         ----------
                                                                                             51,931

                         PHARMACEUTICALS-3.1%
           295           IVAX Corporation*                                                    9,180
           165           Novartis AG ADR#                                                     9,101
           630           Schering-Plough Corporation                                         12,065
            80           Sepracor Inc.*                                                       4,553
           290           Teva Pharmaceutical Industries Ltd. ADR#                            12,363
           260           Wyeth                                                               12,024
                                                                                         ----------
                                                                                             59,286
                                                                                         ----------

                         SAVINGS &  LOANS-.7%
           185           Golden West Financial Corp.                                         13,065
                                                                                         ----------

                         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.2%
           270           Broadcom Corporation Cl. A *                                        18,414
           710           Intel Corporation                                                   15,102
           145           Marvell Technology Group Ltd.*                                       9,921
           645           Xilinx, Inc.                                                        18,163
                                                                                         ----------
                                                                                             61,600
                                                                                         ----------

                         SOFTWARE-2.1%
           430           Check Point Software Technologies Ltd.*                              9,305
           805           Microsoft Corporation                                               22,661
           505           Symantec Corporation*                                                9,282
                                                                                         ----------
                                                                                             41,248
                                                                                         ----------

                         SPECIALTY RETAIL-.5%
           285           Bed Bath & Beyond Inc.*                                             10,662
                                                                                         ----------

                         TOBACCO-1.4%
           375           Altria Group, Inc.                                                  27,128
                                                                                         ----------

                         Total Common Stocks
                            (Cost $1,079,712)                                             1,176,491
                                                                                         ----------

       PRINCIPAL
         AMOUNT          CORPORATE BONDS-9.8%
       ---------
                         AEROSPACE & DEFENSE-.3%
        $6,210           Systems 2001 Asset Trust Cl.G, 6.66%, 9/15/13(a)                     6,626
                                                                                         ----------

                         COMMERCIAL BANKS-.5%
         4,000           Associates Corp. North America, 6.95%, 11/1/18                       4,568
         3,000           Key Bank NA, 4.95%, 9/15/15                                          2,904
         2,000           Zions Bancorporation, 5.50%, 11/16/15                               $1,998
                                                                                         ----------
                                                                                              9,470
                                                                                         ----------

                         CABLE-.3%
         6,000           Cox Communications, Inc., 5.45% 12/15/14                             5,817
                                                                                         ----------

                         CAPITAL MARKETS-1.0%
        10,000           Goldman Sachs Group, Inc. 4.75%, 7/15/13                             9,615
        10,000           J.P. Morgan Chase & Co., 4.60%, 1/17/11                              9,794
                                                                                         ----------
                                                                                             19,409
                                                                                         ----------

                         CHEMICALS-.3%
         5,000           Westlake Chemical Corporation, 6.63%, 1/15/16                        5,031
                                                                                         ----------

                         DIVERSIFIED TELECOMMUNICATION SERVICES-.7%
         15,000          Telecom Italia Capital, 4.95%, 9/30/14                              14,205
                                                                                         ----------

                         ELECTRIC UTILITIES-.8%
         5,000           Constellation Energy Group, 7.60%, 4/1/32                            5,988
        10,000           First Energy, 5.65%, 6/15/09(a)                                     10,110
                                                                                         ----------
                                                                                             16,098

                         ELECTRONICS-.3%
         5,000           Centerpoint Ener Tran II, 4.97%, 8/1/14                              5,028
                                                                                         ----------

                         ELECTRONIC EQUIPMENT & INSTRUMENTS-.3%
         5,000           GE Equipment Small Ticket, 4.88%, 10/22/09(a)                        4,992
                                                                                         ----------

                         FINANCE-.5%
         5,000           Caterpillar Financial Services Corporation, 3.70%, 8/15/08           4,848
         5,000           SLM Corp, 4.50%, 7/26/10                                             4,864
                                                                                         ----------
                                                                                              9,712
                                                                                         ----------

                         FOOD & STAPLES RETAILING-.3%
         5,000           CVS Corporation, 4.88%, 9/15/14                                      4,792
                                                                                         ----------

                         GAS UTILITIES-.2%
         5,000           Nisource Inc., 5.25%, 9/15/17                                        4,825
                                                                                         ----------

                         HEALTH CARE-.2%
         5,000           WellPoint Inc.*, 5.25%, 1/15/16                                      4,945
                                                                                         ----------

                         HEALTH CARE PROVIDERS & SERVICES-.8%
         5,000           Laboratory Corporation of America Holdings, 5.63%, 12/15/15          5,026
         5,000           Manor Care, Inc., 6.25%, 5/1/13(a)                                   5,156
         5,000           Omnicare, Inc., 6.75%, 12/15/13                                      5,025
                                                                                         ----------
                                                                                             15,207
                                                                                         ----------

                         HOTELS, RESTAURANTS & LEISURE-.1%
         1,000           Boyd Gaming Corp., 7.13%, 2/1/16                                       997
                                                                                         ----------

                         INSURANCE-1.3%
        10,000           Franklin Auto Trust Series 2005-1, 4.91%, 4/20/10                    9,984
         5,000           Markel Corp., 7.00%, 5/15/08                                         5,168
         5,000           The Chubb Corporation, 4.93%, 11/16/07                               4,989
         5,000           USAA Auto Owner Trust Series 2005-4, 4.79%, 8/15/08                  4,995
                                                                                         ----------
                                                                                             25,136
                                                                                         ----------

                         MEDIA-.3%
         2,000           Liberty Media Corporation Floating Rate Note, 5.37%, 9/17/06         2,013
         5,000           News America Inc., 6.40%, 12/15/35(a)                                4,996
                                                                                         ----------
                                                                                              7,009
                                                                                         ----------

                         METAL FABRICATING-.3%
         5,000           Timken Co., 5.75%, 2/15/10                                           5,003
                                                                                         ----------

                         METALS & MINING-.3%
         5,000           Alcan Inc., 5.00%, 6/1/15                                            4,828
                                                                                         ----------

                         OIL & GAS-.4%
         5,000           Canadian Natural Resources, 4.90%, 12/1/14                           4,866
         3,000           Inergy LP., 8.25%, 3/1/16(a)                                         3,052
                                                                                         ----------
                                                                                              7,918
                                                                                         ----------

                         OIL AND GAS EXTRACTION-.3%
         5,000           Enterprise Products Partners Series B, 5.60%, 10/15/14               4,981
                                                                                         ----------

                         SOFTWARE-.3%
         5,000           Oracle Corporation, 5.25%, 1/15/16(a)                                4,933
                                                                                         ----------

                         Total Corporate Bonds
                           (Cost $189,525)                                                  186,962
                                                                                         ----------


       PRINCIPAL
         AMOUNT          U.S. GOVERNMENT & AGENCY OBLIGATIONS-22.9%                          VALUE
       ---------                                                                             -----

                         Federal National Mortgage Association,
        20,000              4.25%, 7/15/07                                                  $19,847
         7,000              3.25%, 8/15/08                                                    6,751
         5,000              4.25%, 5/15/09                                                    4,922
         5,000              4.01% 10/21/09                                                    4,871
        10,000              5.00%, 4/19/10                                                    9,994
        15,000              4.13%, 4/15/14                                                   14,283
         9,860              6.00%, 1/25/15                                                   10,014
         4,955              5.00%, 4/1/18                                                     4,906
         5,000              5.00%, 1/25/20                                                    4,966
         5,000              6.63%, 11/15/30                                                   6,102
                         Federal Home Loan Mortgage Corporation,
        20,000              4.13%, 11/18/09                                                  19,539
        15,000              4.30%, 2/03/11                                                   14,543
        10,000              5.13%, 12/15/13                                                   9,946
        10,000              4.50%, 1/15/14                                                    9,768
         9,649              5.50%, 11/15/14                                                   9,725
         9,885              5.50%, 7/15/16                                                    9,948
         4,483              5.00%, 8/15/16                                                    4,468
        10,000              5.00%, 10/15/28                                                   9,850
         5,000              5.00%, 9/15/33                                                    4,934
                         Federal Home Loan Banks,
        10,000              5.50%, 5/18/15                                                    9,907
                         U.S.  Treasury Bonds,
         5,000              7.50%, 11/15/16                                                   6,211
        37,000              5.38%, 2/15/31                                                   40,743
                         U.S. Treasury Notes,
        10,000              3.75%, 3/31/07                                                    9,909
        73,000              3.25%, 8/15/07                                                   71,637
        20,000              3.00%, 11/15/07                                                  19,484
         5,000              3.13%, 9/15/08                                                    4,833
        20,000              3.50%, 11/15/09                                                  19,313
         7,695              4.80%, 4/25/10                                                    7,618
        27,000              4.38%, 8/15/12                                                   26,773
        10,000              4.25%, 8/15/13                                                    9,819
        10,000              4.75%, 5/15/14                                                   10,141
        22,000              4.00%, 2/15/15                                                   21,127
         2,000              4.50%, 11/15/15                                                   1,996
                                                                                         ----------

                         Total U.S. Government & Agency Obligations
                           (Cost $445,553)                                                  438,888
                                                                                         ----------

Total Investments,
  (Cost $1,714,790)(b)                                                           94.1%    1,802,341
Other Assets in Excess of Liabilities                                             5.9       113,321
                                                                                -----    ----------
Net Assets                                                                      100.0%   $1,915,662
                                                                                =====    ==========


* Non-income producing security.

# American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represenet 2.1% of net assets of the portfolio.

(b) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,714,790 amounted to $87,551 which consisted of aggregate gross unrealized appreciation of $116,524 and aggregate gross unrealized depreciation of $28,973.

THE ALGER INSTITUTIONAL FUNDS
SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2006

         SHARES          COMMON STOCKS--93.0%                                              VALUE
         ------                                                                            -----
                         AEROSPACE & DEFENSE--.8%
           795           BE Aerospace, Inc.*                                             $   16,711
                                                                                         ----------

                         AIR FREIGHT & LOGISTICS--1.5%
           325           UTI Worldwide, Inc.                                                 34,037
                                                                                         ----------

                         BIOTECHNOLOGY--4.2%
           165           Amgen Inc.*                                                         12,027
           225           Genentech, Inc.*                                                    19,332
           280           Gilead Sciences, Inc. *                                             17,044
           420           ImClone Systems Incorporated*                                       15,132
           195           MedImmune, Inc.*                                                     6,653
           620           Vertex Pharmaceuticals Incorporated*                                22,146
                                                                                         ----------
                                                                                             92,334
                                                                                         ----------

                         CAPITAL MARKETS--2.2%
           260           Bear Stearns Companies Inc.                                         32,880
           110           Goldman Sachs Group, Inc.                                           15,537
                                                                                         ----------
                                                                                             48,417
                                                                                         ----------

                         CHEMICALS--.8%
           405           Lubrizol Corporation                                                18,525
                                                                                         ----------

                         COMMERCIAL SERVICES & SUPPLIES--.8%
           335           Net 1 UEPS Technologies, Inc.*                                      10,104
           585           Traffic.com, Inc.*                                                   7,020
                                                                                         ----------
                                                                                             17,124
                                                                                         ----------

                         COMMUNICATION EQUIPMENT--1.7%
           655           Motorola, Inc.                                                      14,875
           465           QUALCOMM Inc.                                                       22,301
                                                                                         ----------
                                                                                             37,176
                                                                                         ----------

                         COMMUNICATION TECHNOLOGY--1.4%
         1,090           Nextel Partners, Inc. Cl. A*                                        30,509
                                                                                         ----------

                         COMPUTERS & PERIPHERALS--5.9%
           230           Apple Computer, Inc.*                                               17,367
         1,780           EMC Corporation*                                                    23,852
         1,600           Mobility Electronics, Inc.*                                         16,768
           870           Network Appliance, Inc. *                                           27,144
           150           SanDisk Corporation*                                                10,104
           995           Seagate Technology                                                  25,949
           325           Synaptics Incorporated*                                              8,944
                                                                                         ----------
                                                                                            130,128
                                                                                         ----------

                         DIVERSIFIED FINANCIAL SERVICES--1.0%
           285           Prudential Financial, Inc.                                          21,472
                                                                                         ----------

                         ELECTRIC AND ELECTRONIC EQUIPMENT--1.3%
           705           Roper Industries, Inc.                                              28,447
                                                                                         ----------

                         ELECTRONIC EQUIPMENT & INSTRUMENTS--.7%
           290           Multi-Fineline Electronix, Inc.*                                    15,590
                                                                                         ----------

                         ENERGY EQUIPMENT & SERVICES--3.3%
           200           GulfMark Offshore, Inc.*                                             6,552
           500           National-Oilwell Varco Inc.*                                        38,035
            60           Schlumberger Limited                                                 7,647
           250           Transocean Inc.*                                                    20,287
                                                                                         ----------
                                                                                             72,521
                                                                                         ----------

                         FINANCIAL INFORMATION SERVICES--1.0%
           660           Genworth Financial Inc. Cl. A                                       21,622
                                                                                         ----------

                         FINANCIAL SERVICES--1.7%
         1,285           Hudson City Bancorp Inc.                                            15,960
           550           International  Securities Exchange, Inc.*                           20,432
                                                                                         ----------
                                                                                             36,392
                                                                                         ----------

                         FOOD & STAPLES RETAILING--3.0%
         1,600           CVS Corporation                                                     44,416
           460           Wal-Mart Stores, Inc.                                               21,211
                                                                                         ----------
                                                                                             65,627
                                                                                         ----------

                         FREIGHT & LOGISTICS--.7%
           150           FedEx Corp.                                                         15,173
                                                                                         ----------

                         HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
           460           Hologic, Inc.*                                                      23,672
           475           Medtronic, Inc.                                                     26,823
           290           St. Jude Medical, Inc.*                                             14,248
                                                                                         ----------
                                                                                             64,743
                                                                                         ----------

                         HEALTH CARE PROVIDERS & SERVICES--2.3%
           330           Humana Inc.*                                                        18,404
           555           UnitedHealth Group Incorporated                                     32,978
                                                                                         ----------
                                                                                             51,382
                                                                                         ----------

                         HOTELS, RESTAURANTS & LEISURE--1.4%
           285           Carnival Corporation                                                14,752
           470           Orient-Express Hotels Ltd. Cl. A.                                   15,171
                                                                                         ----------
                                                                                             29,923
                                                                                         ----------

                         HOUSEHOLD PRODUCTS--3.1%
         1,144           Procter & Gamble Company                                            67,759
                                                                                         ----------

                         INDUSTRIAL CONGLOMERATES--.2%
           130           Tyco International Ltd.                                              3,387
                                                                                         ----------

                         INSURANCE--1.8%
           225           American International Group, Inc.                                  14,728
           655           Endurance Specialty Holdings Limited                                21,569
            65           St. Paul Travelers Companies, Inc. (The)                             2,950
                                                                                         ----------
                                                                                             39,247
                                                                                         ----------

                         INTERNET & CATALOG RETAIL--1.3%
           665           eBay Inc.*                                                          28,662
                                                                                         ----------

                         INTERNET SOFTWARE & SERVICES--5.3%
           390           aQuantive, Inc.*                                                    10,144
           465           DealerTrack Holdings Inc.*                                           9,277
           135           Google Inc. Cl. A*                                                  58,489
           555           Jupitermedia Corporation*                                            8,985
         1,230           Openwave Systems, Inc.*                                             26,519
            60           Yahoo! Inc. *                                                        2,060
                                                                                         ----------
                                                                                            115,474
                                                                                         ----------

                         IT SERVICES--1.6%
         1,345           Wright Express Corp.*                                               34,217
                                                                                         ----------

                         LEISURE & ENTERTAINMENT--.3%
           285           CBS Corporation Cl. B                                                7,447
                                                                                         ----------

                         MACHINERY--2.1%
           335           Caterpillar Inc.                                                    22,746
           335           Terex Corporation*                                                  23,618
                                                                                         ----------
                                                                                             46,364
                                                                                         ----------

                         MACHINERY - OIL WELL EQUIPMENT & SERVICES--1.2%
           725           Patterson-UTI Energy, Inc.                                          27,275
                                                                                         ----------

                         MANUFACTURING--.9%
           845           American Power Conversion Corp.                                     20,027
                                                                                         ----------

                         MEDIA--4.9%
           750           Disney (Walt) Company                                               18,982
           300           Focus Media Holding Limited ADR*#                                   16,377
           340           NeuStar, Inc. Cl. A*                                                 9,863
         1,800           Time Warner Inc.                                                    31,554
           285           Viacom Inc. Cl. B New*                                              11,822
           770           XM Satellite Radio Holdings Inc. Cl. A*                             20,159
                                                                                         ----------
                                                                                            108,757
                                                                                         ----------

                         METALS & MINING--3.3%
            75           Inco Limited                                                         3,846
         5,725           Paladin Resources Limited*                                          15,343
           430           Peabody Energy Corporation                                          42,789
            60           Phelps Dodge Corporation                                             9,630
                                                                                         ----------
                                                                                             71,608
                                                                                         ----------

                         MULTILINE RETAIL--.4%
           145           Federated Department Stores, Inc.                                    9,661
                                                                                         ----------

                         OIL & GAS--5.8%
           960           Exxon Mobil Corporation                                             60,240
           705           Talisman Energy Inc.                                                42,956
           380           Valero Energy Corporation                                           23,723
                                                                                         ----------
                                                                                            126,919
                                                                                         ----------

                         OIL AND GAS EXPLORATION SERVICES--.6%
         1,165           Petrobank Energy and Resources Ltd.*                                14,085
                                                                                         ----------

                         PHARMACEUTICALS--3.8%
           900           IVAX Corporation*                                                   28,008
           435           Novartis AG ADR#                                                    23,994
           225           Sanofi-Aventis ADR#                                                 10,350
           370           Sepracor Inc.*                                                      21,057
                                                                                         ----------
                                                                                             83,409
                                                                                         ----------

                         PHARMACEUTICAL PREPARATIONS--1.5%
           765           Adams Respiratory Therapeutics, Inc.*                               33,033
                                                                                         ----------

                         ROAD & RAIL--.4%
           115           Burlington Northern Santa Fe Corporation                             9,214
                                                                                         ----------

                         SAVINGS &  LOANS--.7%
           225           Golden West Financial Corp.                                         15,890
                                                                                         ----------

                         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.5%
           500           Advanced Micro Devices, Inc.*                                       20,930
         2,935           Applied Micro Circuits Corporation*                                  9,656
            25           ATMI, Inc.*                                                            840
           330           Broadcom Corporation Cl. A *                                        22,505
           325           Marvell Technology Group Ltd.*                                      22,237
         1,000           Tessera Technologies Inc.*                                          32,280
           440           Trident Microsystems, Inc.*                                         11,493
                                                                                         ----------
                                                                                            119,941
                                                                                         ----------

                         SPECIALTY RETAIL--1.8%
           440           Abercrombie & Fitch Co. Cl. A                                       29,212
           410           PETsMART, Inc.                                                      10,274
                                                                                         ----------
                                                                                             39,486
                                                                                         ----------

                         SOFTWARE--5.6%
           240           Check Point Software Technologies Ltd.*                              5,194
         2,505           Microsoft Corporation                                               70,516
           785           Oracle Corporation*                                                  9,867
         1,440           VeriFone Holdings Inc.*                                             36,749
                                                                                         ----------
                                                                                            122,326
                                                                                         ----------

                         WIRELESS TELECOMMUNICATION SERVICES--2.3%
           170           America Movil S.A. de C.V. Series L ADR#                             5,734
           648           American Tower Corporation Cl. A*                                   20,049
           485           NII Holdings Inc. Cl. B*                                            23,988
                                                                                         ----------
                                                                                             49,771
                                                                                         ----------

                         Total Common Stocks
                              (Cost $1,724,748)                                           2,041,812
                                                                                         ----------

Total Investments
     (Cost $1,724,748)(a)                                                        93.0%    2,041,812
Other Assets in Excess of Liabilities                                             7.0       154,272
                                                                                 ----    ----------
Net Assets                                                                        100%   $2,196,084
                                                                                 ====    ==========


 * Non-income producing security.

 #  American Depositary Receipts.

(a) At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,724,748 amounted to $317,064 which consisted of aggregate gross unrealized appreciation of $327,992 and aggregate gross unrealized depreciation of $10,928.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Daniel C. Chung
  --------------------
Daniel C. Chung

President

Date: March 13, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Daniel C. Chung
  --------------------
Daniel C. Chung

President

Date: March 13, 2006


By /s/Frederick A. Blum
  -----------------------
Frederick A. Blum

Treasurer

Date: March 13, 2006